Note 11 - Federal and State Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 11.                 Federal and State Income Taxes

Federal and state income tax expense was comprised of the following components for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

Current	$1,850,234	$195,135	$1,193,245
Deferred	2,684,367	3,673,064	1,256,004
	$4,534,601	$3,868,199	$2,449,249

A reconciliation of the expected federal income tax expense to the income tax expense included in the consolidated statements of income was as follows for the years ended December 31, 2012, 2011, and 2010:

	Years Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Computed "expected" tax expense	$6,174,295	35.0%	$4,899,324	35.0%	$3,239,941	35.0%
Effect of graduated tax rates interest	(20,775)	(0.1)	(139,981)	(1.0)	(92,570)	(1.0)
Tax exempt income, net	(1,243,660)	(7.0)	(692,742)	(4.9)	(556,682)	(6.0)
Bank-owned life insurance	(544,292)	(3.1)	(490,491)	(3.5)	(451,457)	(4.9)
State income taxes, net of federal benefit, current year	730,865	4.1	533,250	3.8	330,917	3.6
Change in unrecognized tax benefits	(149,183)	(0.8)	2,074	-	71,671	0.8
Noncontrolling interests	(166,081)	(0.9)	(148,995)	(1.1)	(75,156)	(0.8)
Other	(246,568)	(1.5)	(94,240)	(0.7)	(17,415)	(0.2)
	$4,534,601	25.7%	$3,868,199	27.6%	$2,449,249	26.5%

Changes in the unrecognized tax benefits included in other liabilities are as follows for the years ended December 31, 2012 and 2011:

	2012	2011

Balance, beginning	$1,148,549	$1,034,025
Impact of tax positions taken during current year	202,341	245,441
Gross increase related to tax positions of prior years	21,781	89,310
Reduction as a result of a lapse of the applicable statute of limitations	(378,593)	(220,227)
Balance, ending	$994,078	$1,148,549

Included in the unrecognized tax benefits liability at December 31, 2012 are potential benefits of approximately $692,000 that, if recognized, would affect the effective tax rate.

The liability for unrecognized tax benefits includes accrued interest for tax positions, which either do not meet the more-likely-than-not recognition threshold or where the tax benefit is measured at an amount less than the tax benefit claimed or expected to be claimed on an income tax return.  At December 31, 2012 and 2011, accrued interest on uncertain tax positions was approximately $302,000 and $343,500, respectively.  Estimated interest related to the underpayment of income taxes is classified as a component of “income taxes” in the statements of income.

The Company’s federal income tax returns are open and subject to examination from the 2009 tax return year and forward. Various state franchise and income tax returns are generally open from the 2008 and later tax return years based on individual state statute of limitations.

The net deferred tax assets (liabilities) included with other assets on the consolidated balance sheets consisted of the following as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Alternative minimum tax credits	$3,075,372	$1,955,270
New markets tax credits	1,000,000	500,000
Compensation	5,756,439	4,934,312
Loan/lease losses	5,927,442	5,130,551
Net operating loss carryforwards, federal and state	876,769	6,342,415
Deferred loan origination fees, net	285,794	240,063
Other	379,523	285,590
	17,301,339	19,388,201
Deferred tax liabilities:
Net unrealized gains on securities available for sale	2,905,784	2,940,792
Premises and equipment	1,532,602	1,580,272
Equipment financing leases	20,516,189	19,897,412
Investment accretion	43,740	43,648
Other	444,302	417,996
	25,442,617	24,880,120
Net deferred tax asset (liability)	$(8,141,278)	$(5,491,919)

The change in deferred income taxes was reflected in the consolidated financial statements as follows for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

Provision for income taxes	$2,684,367	$3,673,064	$1,256,004
Statement of stockholders' equity- accumulated other comprehensive income,unrealized gains (losses) on securities available for sale, net	(35,008)	2,510,006	348,376
	$2,649,359	$6,183,070	$1,604,380